SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFITS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total current tax provision	$ 4,409,589	$ 1,549,333
Total deferred tax provision
Income tax provision	4,409,589	1,549,333
PRC [Member]
Total current tax provision	4,409,589	1,549,333
BVI [Member]
Total deferred tax provision
HONG KONG
Total deferred tax provision
CHINA
Total deferred tax provision